CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS)/ INCOME (CNY) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues
Solar modules	9,291,940	4,388,251	4,043,609
Solar cells and other products	1,824,813	2,385,770	2,357,101
Engineering, procurement and construction	22,643	27,875	135,810
Solar products processing	156,127	380,893	182,545
Total revenues	11,295,523	7,182,789	6,719,065
Cost of revenues
Solar modules	(7,843,582)	(3,861,178)	(4,029,047)
Solar cells and other products	(1,594,345)	(2,254,007)	(2,476,893)
Engineering, procurement and construction	(8,252)	(16,045)	(84,726)
Solar products processing	(92,849)	(289,270)	(182,757)
Total cost of revenues	(9,539,028)	(6,420,500)	(6,773,423)
Gross (loss)/profit	1,756,495	762,289	(54,358)
Selling, general and administrative expenses	(954,307)	(765,236)	(901,645)
Research and development expense	(139,683)	(88,306)	(86,429)
Impairment loss on property, plant and equipment			(397,789)
Total operating expenses	(1,093,990)	(853,542)	(1,385,863)
(Loss)/Income from continuing operations	662,505	(91,253)	(1,440,221)
Change in fair value of derivatives	84,484	(51,867)	9,334
Convertible notes buyback gain/(loss)			(8,466)
Interest expense	(229,665)	(285,618)	(489,346)
Interest income	28,213	17,091	36,226
Foreign exchange loss	(61,822)	(43,828)	(24,519)
(Loss)/income for equity investment in a joint venture	3,211	(2,108)	(43,501)
Other income, net	33,114	16,064	398,861
(Loss)/income before income taxes	520,040	(441,519)	(1,561,632)
Income tax (expense)/benefit	(73,390)	15,027	(100,625)
Net (loss)/income	446,650	(426,492)	(1,662,257)
Less: earnings attributable to the noncontrolling interest	(22,879)	(2,788)
Net (loss)/income attributable to JA Solar Holdings	423,771	(429,280)	(1,662,257)
Less: fair value of warrants in excess of net proceeds of equity offering		(44,396)
Less: allocation of net income to participating warrant holder	(77,174)
Net (loss)/income attributable to JA Solar's ordinary shareholders	346,597	(473,676)	(1,662,257)
Other comprehensive (loss)/income:
Foreign currency translation adjustments, net of tax	4,597	9,507	218
Cash flow hedging income/(loss), net of tax	0	0	(11,755)
Other comprehensive (loss)/income	4,597	9,507	(11,537)
Comprehensive (loss)/income	451,247	(416,985)	(1,673,794)
Less: comprehensive income attributable to the noncontrolling interest	(22,879)	(2,788)
Comprehensive (loss)/income attributable to JA Solar Holdings	428,368	(419,773)	(1,673,794)
Less: fair value of warrants in excess of net proceeds of equity offering		(44,396)
Less: allocation of net income to participating warrant holder.	(77,174)
Comprehensive (loss)/income attributable to JA Solar's ordinary shareholders	351,194	(464,169)	(1,673,794)
Net (loss)/income per share:
Basic (in CNY per share)	1.43	(2.35)	(8.53)
Diluted (in CNY per share)	1.38	(2.35)	(8.53)
Weighted average number of shares outstanding :
Basic (in shares)	242,192,859	201,317,884	194,788,429
Diluted (in shares)	242,863,084	201,317,884	194,788,429
Net (loss)/income per ADS:
Basic (in dollars per share)	7.17	(11.76)	(42.67)
Diluted (in dollars per share)	6.88	(11.76)	(42.67)
Weighted average number of ADS:
Basic (in shares)	48,438,572	40,263,577	38,957,685
Diluted (in shares)	48,572,617	40,263,577	38,957,685